Deferred Taxation - Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 104	¥ (7)
(Charged)/ credited to profit or loss	294	162	¥ (146)
Charged to other comprehensive income	69	(51)
At the end of the year	123	104	(7)
IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	(216)
Adoption of IFRS 15 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	(128)
Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	104
At the end of the year		104
Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(240)
At the end of the year		(240)
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	51	22
(Charged)/ credited to profit or loss	75	29
At the end of the year	126	51	22
Impairment provision for flight equipment spare parts [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	51
At the end of the year		51
Impairment provision for flight equipment spare parts [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	51
At the end of the year		51
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	64	70
(Charged)/ credited to profit or loss	3	(6)
At the end of the year	75	64	70
Impairment provision for receivables [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	8
Impairment provision for receivables [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	64
At the end of the year		64
Impairment provision for receivables [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	72
At the end of the year		72
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	104	11
(Charged)/ credited to profit or loss	(1)	93
At the end of the year	103	104	11
Impairment provision for property, plant, and equipment [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	104
At the end of the year		104
Impairment provision for property, plant, and equipment [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	104
At the end of the year		104
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	82	15
(Charged)/ credited to profit or loss	(78)	78
Charged to other comprehensive income	3	(11)
At the end of the year	7	82	15
Derivative financial instruments [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	82
At the end of the year		82
Derivative financial instruments [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	82
At the end of the year		82
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	29	88
(Charged)/ credited to profit or loss	60	(59)
At the end of the year	89	29	88
Other payables and accruals [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	29
At the end of the year		29
Other payables and accruals [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	29
At the end of the year		29
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	5	7
(Charged)/ credited to profit or loss	(3)	(2)
At the end of the year	2	5	7
Aged payables [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	5
At the end of the year		5
Aged payables [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	5
At the end of the year		5
Net deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	335	213
(Charged)/ credited to profit or loss	110	133
Charged to other comprehensive income	3	(11)
At the end of the year	456	335	213
Net deferred tax assets [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	8
Net deferred tax assets [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	335
At the end of the year		335
Net deferred tax assets [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	343
At the end of the year		343
Accumulated depreciation and amortization [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(56)	(85)
(Charged)/ credited to profit or loss	56	29
At the end of the year		(56)	(85)
Accumulated depreciation and amortization [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(56)
At the end of the year		(56)
Accumulated depreciation and amortization [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(56)
At the end of the year		(56)
Available-for-sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(137)	(98)
Charged to other comprehensive income		(39)
At the end of the year		(137)	(98)
Available-for-sale investments [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	137
Available-for-sale investments [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(137)
At the end of the year		(137)
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(38)	(37)
Charged to other comprehensive income	(17)	(1)
At the end of the year	(55)	(38)	(37)
Derivative financial instruments [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(38)
At the end of the year		(38)
Derivative financial instruments [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(38)
At the end of the year		(38)
Net deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(231)	(220)
(Charged)/ credited to profit or loss	184	29
Charged to other comprehensive income	66	(40)
At the end of the year	(333)	(231)	¥ (220)
Net deferred tax liabilities [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	(224)
Net deferred tax liabilities [member] | Adoption of IFRS 15 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	(128)
Net deferred tax liabilities [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(231)
At the end of the year		(231)
Net deferred tax liabilities [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(583)
At the end of the year		(583)
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	6
At the end of the year	6
Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	42
At the end of the year	42
Sale and lease back transaction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	6
At the end of the year	6
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Charged to other comprehensive income	83
At the end of the year	(278)
Investments in equity instruments designated at fair value through other comprehensive income [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	(361)
Investments in equity instruments designated at fair value through other comprehensive income [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(361)
At the end of the year		(361)
Passenger ticket breakage [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	128
Passenger ticket breakage [member] | Adoption of IFRS 15 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption of IFRS 15	(128)
Passenger ticket breakage [member] | Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ (128)
At the end of the year		¥ (128)